Maturities of Debt Securities Classified as Available-For-Sale and Held-To-Maturity (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Maturities of debt securities based on Cost
Due within one year	¥ 3,818
Due after one to five year	6,879
Due after five to ten year	600
Due after ten year
Total	11,297
Maturities of debt securities based on Fair value
Due within one year	3,815
Due after one to five year	6,889
Due after five to ten year	589
Due after ten year
Total	11,293
Available-for-sale Securities
Maturities of debt securities based on Cost
Due after one to five year	589
Due after ten year
Total	589
Maturities of debt securities based on Fair value
Due after one to five year	591
Due after ten year
Total	591
Held-to-maturity Securities
Maturities of debt securities based on Cost
Due within one year	3,818
Due after one to five year	6,290
Due after five to ten year	600
Due after ten year
Total	10,708
Maturities of debt securities based on Fair value
Due within one year	3,815
Due after one to five year	6,298
Due after five to ten year	589
Due after ten year
Total	¥ 10,702